Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
General and administrative expenses	$ 1,157,848	$ 1,866,182	$ 1,459,011	$ 10,273,098
Administrative expenses – related party	60,000	60,000	86,667	240,000
Loss from operations	(1,217,848)	(1,926,182)	(1,545,678)	(10,513,098)
Change in fair value of derivative liabilities	(190,109)			(36,447)
Income from investments held in Trust Account	501,501	20,141	5,484	2,165,194
Loss on Forward Purchase Agreement				(295,330)
Total other income			5,484	1,833,417
Net loss	$ (906,456)	$ (1,906,041)	$ (1,540,194)	$ (8,679,681)
Class A Ordinary Shares
Basic and diluted weighted average shares outstanding (in Shares)	5,297,030	20,655,000	8,961,092	18,677,398
Basic and diluted net loss per share (in Dollars per share)	$ (0.08)	$ (0.07)	$ (0.1)	$ (0.34)
Class B Ordinary Shares
Basic and diluted weighted average shares outstanding (in Shares)	6,666,667	6,666,667	6,482,052	6,666,667
Basic and diluted net loss per share (in Dollars per share)	$ (0.08)	$ (0.07)	$ (0.1)	$ (0.34)